Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2023
Recoverable taxes
Recoverable taxes

Recoverable taxes are substantially represented by credits of Tax on Goods and Services (“ICMS”, the Brazilian VAT), Contribution for Social Security Financing (“COFINS”) and Social Integration Program (“PIS”).

	12/31/2023	12/31/2022
ICMS - State VAT (a.1)	1,365,128	1,312,990
PIS and COFINS - Federal VAT (a.2)	2,761,262	2,410,736
Others	77,249	59,545
Total	4,203,639	3,783,271
Current	1,462,269	1,610,312
Non-current	2,741,370	2,172,959

Schedule of estimated recovery of ICMS credits

The estimated recovery of ICMS credits is stated as follows:

Up to 1 year	508,145
From 1 to 2 years	381,560
From 2 to 3 years	238,701
From 3 to 5 years	236,722
Total recoverable ICMS, net of provision	1,365,128

Estimated recovery of PIS and COFINS credits

The estimated recovery of PIS and COFINS credits is as follows:

Up to 1 year	876,876
From 1 to 2 years	565,008
From 2 to 3 years	640,791
From 3 to 4 years	350,942
From 4 to 5 years	327,645
Total recoverable PIS and COFINS	2,761,262

Summary of Recoverable Income Tax and Social Contribution Taxes

Relates to IRPJ and CSLL to be recovered by the Company and its subsidiaries, arising from the tax advances of previous years, as well as lawsuits on the non-levy of IRPJ and CSLL on the monetary variation (SELIC) in the repetition of undue payments. The Management estimates the realization of these credits within up to 5 years.

	12/31/2023	12/31/2022
IRPJ and CSLL	396,405	499,517
Current	171,051	96,134
Non-current	225,354	403,383